Restricted Cash - Summary of Restricted Cash (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Restricted cash	$ 8,237	$ 2,954
US$
Restricted cash	$ 8,237	$ 2,867
RMB
Restricted cash | ¥			¥ 87